UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment:           |_|; Amendment Number: _____

This Amendment (Check only one):   |_|  is a restatement
                                   |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118


13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:


/s/ Andrew Schaefer             Middleburg, VA               May 15, 2012
-----------------------    --------------------------    ------------------
     [Signature]                [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:  $974,808
                                          (x1000)


Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.     Form 13F File Number            Name
---     --------------------            ---------------------
1.      028-13109                       Braddock Partners, LP

FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                        VALUE        SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)      PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE

AMERICAN TOWER CORP NEW       CL A             03027X100     106,353    1,687,609  SH          Sole        NONE    1,687,609
APPLE INC                     COM              037833100       8,454       14,100  SH          Sole        NONE       14,100
BANK OF AMERICA CORPORATION   COM              060505104       7,656      800,000  SH          Sole        NONE      800,000
BERKSHIRE HATHAWAY INC DEL    CL B NEW         084670702      17,687      217,960  SH          Sole        NONE      217,960
BERKSHIRE HATHAWAY INC DEL    CL A             084670108       7,192           59  SH          Sole        NONE           59
CSX CORP                      COM              126408103       1,098       51,061  SH          Sole        NONE       51,061
CARMAX INC                    COM              143130102      27,760      801,142  SH          Sole        NONE      801,142
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207       8,670      117,718  SH          Sole        NONE      117,718
DOLLAR TREE INC               COM              256746108      69,736      738,020  SH          Sole        NONE      738,020
ENSTAR GROUP LIMITED          SHS              G3075P101      48,603      490,988  SH          Sole        NONE      490,988
EXXON MOBIL CORP              COM              30231G102         219        2,528  SH          Sole        NONE        2,528
FACTSET RESH SYS INC          COM              303075105      12,875      130,000  SH          Sole        NONE      130,000
HARTFORD FINL SVCS GROUP INC  COM              416515104      17,031      807,900  SH          Sole        NONE      807,900
LPL INVT HLDGS INC            COM              50213H100      30,352      800,000  SH          Sole        NONE      800,000
LAMAR ADVERTISING CO          CL A             512815101      34,596    1,067,440  SH          Sole        NONE    1,067,440
LEUCADIA NATL CORP	      COM	       527288104      15,770	  604,200  SH	       Sole	   NONE	     604,200
MGIC INVT CORP WIS	      COM	       552848103       1,984	  400,000  SH	       Sole	   NONE	     400,000
MARKEL CORP                   COM              570535104      60,878      135,603  SH          Sole        NONE      135,603
MASTERCARD INC                CL A             57636Q104     115,918      275,640  SH          Sole        NONE      275,640
MOODYS CORP		      COM	       615369105      42,100    1,000,000  SH	       Sole        NONE	   1,000,000
O REILLY AUTOMOTIVE INC NEW   COM              67103H107      50,444      552,205  SH          Sole        NONE      552,205
PENN NATL GAMING INC          COM              707569109       7,578      176,312  SH          Sole        NONE      176,312
PRIMO WTR CORP                COM              74165N105       2,145    1,100,000  SH          Sole        NONE    1,100,000
ROSS STORES INC               COM              778296103      95,752    1,648,062  SH          Sole        NONE    1,648,062
SEARS HLDGS CORP	      COM	       812350106      19,875      300,000  SH	       Sole	   NONE	     300,000
PRICE T ROWE GROUP INC        COM              74144T108       2,181       33,405  SH          Sole        NONE       33,405
TD AMERITRADE HLDG CORP       COM              87236Y108      46,389    2,350,000  SH          Sole        NONE    2,350,000
TJX COS INC NEW               COM              872540109      38,579      971,520  SH          Sole        NONE      971,520
VISA INC		      COM CL A	       92826C839      35,400	  300,000  SH	       Sole	   NONE	     300,000
WHITE RIVER CAPITAL INC       COM              96445P105       2,086       93,273  SH          Sole        NONE       93,273
LENDER PROCESSING SVCS INC    COM	       52602E102       3,640	  140,000  SH	       Sole	   NONE	     140,000
UNDER ARMOUR INC	      CL A	       904311107       1,974       21,000  SH	       Sole	   NONE       21,000
ANNALY CAP MGMT INC           COM              035710409      16,456    1,040,225  SH          Sole        NONE    1,040,225
ENTERPRISE PRODS PARTNERS L   COM              293792107         667       13,207  SH          Sole        NONE       13,207
ENTERTAINMENT PPTYS TR        COM SH BEN INT   29380T105         244        5,265  SH          Sole        NONE        5,265
HARTFORD FINL SVCS GROUP INC  DEP CONV PFD     416515708      15,901      741,635  SH          Sole        NONE      741,635
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC   67059L102         477       13,770  SH          Sole        NONE       13,770
BANK OF AMERICA CORPORATION   *W EXP 01/16/201 060505146          88       19,000  SH	       Sole        NONE       19,000

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